Subsequent Event - Additional Information (Detail) (Subsequent Event, USD $)	Apr. 18, 2014
Subsequent Event
Subsequent Event [Line Items]
Purchase price per ADS	$ 5.70
Purchase price per ordinary share	$ 0.57